PURCHASES OF EQUITY SECURITIES BY THE ISSUER AND AFFILIATED PURCHASERS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Explanation of issues, repurchases and repayments of debt and equity securities	PURCHASES OF EQUITY SECURITIES BY THE ISSUER AND AFFILIATED PURCHASERS